[LOGO]

                                                ANNUAL REPORT, December 31, 1998
                                               FUND FOR TAX-FREE INVESTORS, INC.
                                        4922 FAIRMONT AVENUE, BETHESDA, MD 20814
                                                   (800) 622-1386 (301) 657-1510

--------------------------------------------------------------------------------

                                                                January 22, 1999

Dear Shareholders:

Interest rates continued to fall during 1998 as inflation remained relatively nonexistent throughout the year. The yield on the benchmark 30-year Treasury was lower by over 80 basis points ending the year yielding 5.08%, and 30-year AAA municipal yields declined by approximately ten basis points and closed the year at 4.94%. The Federal Reserve lowered the overnight Federal Funds rate a total of 75 basis points to 4.75%.

Although employment levels remained high and domestic consumer demand remained strong, inflation was held in check primarily due to persistent global financial crises, low import prices, and continued gains in productivity by U.S. firms. The growing financial problems, such as those in Asia, Brazil, and Russia, caused the financial markets to begin to deteriorate and credit spreads to widen as investors turned their backs on risky investments. The Federal Reserve cut the Fed Funds rate 25 basis points three different times during late 1998, in an attempt to calm fears that this foreign financial turmoil could lead to a recession in the U.S. economy. The easing of monetary policy succeeded in putting investors at ease and the financial markets were able to stabilize.

Municipal bonds had another positive year, with the greatest increases occurring in securities with ten years or less to maturity. Municipals, however, were unable to keep up with the stunning performance of Treasuries. Yields on Treasury securities dropped significantly due to several factors, the most notable being: low inflation, flight-to-safety caused by instability in the financial markets, and an increased budget surplus resulting in less need for the Treasury to borrow (i.e., less supply). The under-performance by municipals has resulted in them remaining "cheap" relative to their Treasury counterparts, in relation to their historical percentages. Even though municipals offer an attractive investment on a relative basis, demand has remained weak. For many investors the focus has returned back to equities, their confidence having been restored after performance in the stock markets picked up following the Fed intervention on short-term rates.

                             TAX-FREE MONEY MARKET

The Tax-Free Money Market Portfolio invests in high quality, tax-exempt municipal securities with maturities of less than one year. Fund for Tax-Free Investors Money Market Portfolio had an annualized net investment income of 2.70% of net assets for the year ended December 31, 1998, compared to 2.89% for 1997. On December 31, 1998, the Portfolio's average maturity was 50 days.

                   MARYLAND AND VIRGINIA TAX-FREE PORTFOLIOS

Fund for Tax-Free Investors Maryland Portfolio had a total return of 5.90% for the year ended December 31, 1998. On an annualized basis, net investment income averaged 4.58% of net assets for the year. Net assets for the Maryland Portfolio stood at $45.8 million at 1998 year-end, and the average maturity was 14.5 years. More than 85% of the Portfolio had a rating of AA or higher.

The total return for the Fund for Tax-Free Investors Virginia Portfolio was 5.64% for 1998 and net investment income averaged 4.48% of net assets for the year. Net assets for the Virginia Portfolio were $34.5 million at year-end, and it had an average maturity of 15.3 years. The percentage of securities with a rating of AA or better was over 87% of the Portfolio.

The general obligation debt for both Maryland and Virginia have retained the highest credit rating of AAA by all three rating agencies: Moody's, S&P and Fitch.

                                    OUTLOOK

What happens in the year ahead will be dictated primarily by how the current financial situation in the various troubled foreign economies plays out. If the international financial woes persist we could see deflationary pressures remain in the picture leading to possible further rate cuts by the Federal Reserve. Further rate cuts should lead to lower yield and higher prices for bonds. On the other hand, should these economies rebound we would probably see the ugly head of inflation creep back onto the radar screen of the financial markets. Inflationary fears would at best put a halt to further advances in the bond markets, but at worst lead to a tightening in monetary policy, higher interest rates and lower bond prices.

We believe a scenario closer to the former to be the case in the coming year. Our economy should slow down from the pace it has exhibited over the last several years, as the affect of troubled foreign economies continues to put the brakes on the economy here in the United States. This moderation of the economy will keep inflation in check and low interest rates will remain the trend in 1999. We think the Fed is finished for the time being, however, lowering short-term interest rates so as not to unnecessarily jump-start inflationary pressures.

Municipals are poised technically to perform well due to their high ratios relative to Treasuries, as well as the forecast for lower issuance of new securities in the year ahead. The relative value of municipals leaves room for strong performance should investors begin to divest from equities and into debt securities. If the low interest rate environment holds for 1999 as we think it should, municipals will have another positive year as they come back in line with historical spreads to Treasuries.

Management continues to adhere to its strategy of long-term, conservative investing. Fund for Tax-Free Investors, Inc. invests in only high quality issues we believe provide the best opportunity to meet the Funds' investment objectives. As always, we thank you for your continued support and look forward to serving your investment needs in 1999.

Sincerely,

       [SIGNATURE]                        [SIGNATURE]
Daniel L. O'Connor                        Richard J. Garvey
Chairman                                  President

                       FUND FOR TAX-FREE INVESTORS, INC.

                            STATEMENT OF NET ASSETS
                             MONEY MARKET PORTFOLIO

                               December 31, 1998

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
CALIFORNIA 4.1%
California School Cash Reserve
Program Revenue
  4.5%, 7/2/99 SPI+..............  $ 800,000  $   802,920
                                              -----------
COLORADO 8.5%
Colorado State Revenue
Anticipation Notes
  4.25%, 6/25/99 SP1+............    375,000      376,940
Colorado Student Obligation Board
Authority Floating Rate Notes
  3.85%, 8/1/00+ A-1+............    800,000      800,000
Pitkin County Multifamily Housing
Floating Rate Notes
  4%, 12/1/24+ A-1+..............    500,000      500,000
                                              -----------
  State Total....................               1,676,940
                                              -----------
ILLINOIS 3.7%
Illinois State Sales Tax Revenue
  6.8%, 6/15/99^ AAA.............    700,000      723,209
                                              -----------
LOUISIANA 1.5%
Jefferson Special Sales Tax
Revenue Series A
  8.0%, 7/1/99^ AAA..............    295,000      302,139
                                              -----------
MARYLAND 15.3%
Baltimore County Revenue Floating
Rate Notes
  4.05%, 1/1/16+ A-1.............    200,000      200,000
Maryland Department of
Transportation Revenue
  3.8%, 6/15/99 AA...............    500,000      501,557
Maryland State General Obligation
  9%, 9/1/99 AAA.................    600,000      623,049
Maryland Health and Higher
Education Loyola College Issue B
Floating Rate Notes
  4.15%, 10/1/13+ AAA............    800,000      800,000
Maryland Health and Higher
Education North Arundel Hospital
Floating Rate Notes
  4.2%, 7/1/32+ VMIGI............    500,000      500,000
North East Maryland Waste
Disposal Authority Floating Rate
Notes
  3.75%, 1/1/08+ A-1+............    400,000      400,000
                                              -----------
  State Total....................               3,024,606
                                              -----------

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
MINNESOTA 22.2%
Minneapolis General Obligation
Floating Rate Notes
  3.85%, 12/1/07+ A-1+...........  $ 700,000  $   700,000
Minneapolis Housing Authority
Revenue Floating Rate Notes
  4%, 9/1/08+ VMIG1..............    390,000      390,000
Minnesota State Higher Education
Floating Rate Notes
  4.2%, 12/1/24+ VMIG1...........    500,000      500,000
Northern Municipal Power Revenue
  7.2%, 1/1/99 AAA...............    550,000      551,116
St. Louis Park Tax Increment
General Obligation Floating Rate
Notes
  4.4%, 2/1/06+ VMIG1............    305,000      305,000
St. Paul Housing and
Redevelopment Authority Floating
Rate Notes
  3.95%, 12/1/12+ A-1+...........    700,000      700,000
St. Paul Housing and
Redevelopment Authority United
Way Project Floating Rate Notes
  3.95%, 12/1/18+ A-1............    500,000      500,000
Waconia Industrial Development
Revenue Floating Rate Notes
  4%, 10/1/16+ A-1...............    745,000      745,000
                                              -----------
  State Total....................               4,391,116
                                              -----------
MISSOURI 6.8%
Jackson County School District
  4.75%, 3/1/99 AA...............    640,000      640,901
Missouri State Health and
Education Drury College Floating
Rate Notes
  5.15%, 8/15/21+ VMIG1..........    700,000      700,000
                                              -----------
  State Total....................               1,340,901
                                              -----------
MONTANA 3.1%
Montana State Health Floating
Rate Notes
  4%, 12/1/15+ A-1+..............    600,000      600,000
                                              -----------
NEW HAMPSHIRE 4.0%
New Hamphshire Health and Higher
Education Floating Rate Notes
  4.05%, 11/1/21+ VMIG1..........    500,000      500,000

                            STATEMENT OF NET ASSETS
                       MONEY MARKET PORTFOLIO (continued)

                               December 31, 1998

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
NEW HAMPSHIRE (continued)
New Hampshire State Business
Finance Authority Foundation for
Seacoast Health Series A Floating
Rate Notes
  4.15%, 6/1/28+ A-1.............  $ 300,000  $   300,000
                                              -----------
  State Total....................                 800,000
                                              -----------
NEW YORK 9.9%
New York City General Obligation
Floating Rate Notes
  5.1%, 8/15/18+ A-1+............    400,000      400,000
New York City General Obligation
Floating Rate Notes
  5.1%, 8/15/23+ A-1+............    400,000      400,000
Nassau County Revenue
Anticipation Notes
  4%, 3/10/99 SP1................    700,000      700,375
Suffolk County Water Authority
Revenue
  3.6%, 6/1/99 AAA...............    460,000      460,000
                                              -----------
  State Total....................               1,960,375
                                              -----------
NORTH CAROLINA 3.5%
City of Winston-Salem Floating
Rate Notes
  4.1%, 4/1/00+ A-1+.............    700,000      700,000
                                              -----------
PENNSYLVANIA 4.0%
Emmaus General Authority Floating
Rate Notes
  4.1%, 12/1/28+ A-1+............    800,000      800,000
                                              -----------
SOUTH CAROLINA 3.5%
Piedmont Municipal Power Agency
Electric Revenue
  5%, 1/1/99 AAA.................    700,000      700,000
                                              -----------

                                     Face        Value
                                     Value     (Note 1)
                                   ---------  -----------
TEXAS 1.5%
Port Arthur Revenue Floating Rate
Notes
  5.15%, 5/1/03+ P1..............  $ 300,000  $   300,000
                                              -----------
VIRGINIA 2.6%
Richmond General Obligation
  6.5%, 1/15/99^ AAA.............    500,000      505,621
                                              -----------
WISCONSIN 2.6%
Wisconsin State Transportation
Revenue
  6.2%, 7/1/99^ AA...............    500,000      517,422
                                              -----------
TOTAL INVESTMENTS 96.8%
  (Cost $19,145,249*).......................   19,145,249
OTHER ASSETS LESS LIABILITIES 3.2%..........      637,642
                                              -----------
NET ASSETS (NOTE 5) 100.0%..................  $19,782,891
                                              -----------
                                              -----------
NET ASSET VALUE PER SHARE
  (Based on 19,782,891 Shares
  Outstanding)..............................        $1.00
                                              -----------
                                              -----------

---------

+  Daily or Weekly Tender Bond

^ Date represents pre-refunded date.

*  Same cost is used for Federal income tax purposes.

Security Ratings are unaudited.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENT OF NET ASSETS
                               VIRGINIA PORTFOLIO

                               December 31, 1998

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------

Arlington County General
Obligation
  6%, 8/1/04 AAA...............  $  500,000  $   560,265
  5.4%, 6/1/13 AAA.............   1,000,000    1,063,790
  5.375%, 12/1/16 AAA..........   1,000,000    1,049,340
Brunswick County Virginia
Revenue
  5.5%, 7/1/17 AAA.............   1,000,000    1,052,900
Chesapeake Water and Sewer
System Revenue
  6.5%, 7/1/05 A+..............     270,000      295,707
Fairfax City EDA Lease Revenue
  5.5%, 5/15/18 AA.............   2,000,000    2,068,380
Fairfax County Industrial
Development Authority Revenue
  5.2%, 8/15/05 AA.............     300,000      317,349
  5.25%, 8/15/19 AA............     650,000      681,012
Fairfax County Resource
Recovery Revenue
  7.75%, 2/1/11 A+.............     300,000      310,137
Fairfax County Water Authority
Revenue
  5.8%, 1/1/16 AAA.............     500,000      550,900
  6%, 4/1/07^ AA-..............     605,000      693,384
  6%, 4/1/22 AA-...............     630,000      700,434
Hampton General Obligation
  6%, 1/15/14 AA-..............     350,000      392,728
Hanover County Water and Sewer
Revenue
  5.25%, 2/1/16 AAA............     500,000      514,530
Hanover County Virginia General
Obligation
  5.4%, 7/15/16 AA.............   1,000,000    1,042,360
Henrico County Industrial
Development Authority Revenue
  7.125%, 8/1/21 AA............     400,000      465,340
  6.25%, 5/1/13 AA-............     500,000      529,625
Henry County General Obligation
  8.825%, 11/1/05^ AAA.........     200,000      257,122
Isle of Wight County General
Obligation
  6.7%, 1/1/02^ A..............     200,000      220,472
James City County General
Obligation
  5.25%, 12/15/15 AAA..........   1,000,000    1,035,370
Leesburg General Obligation
  5.5%, 6/1/13 AAA.............     500,000      532,165

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Loudoun County General
Obligation
  5%, 12/1/18 AA...............  $1,000,000  $ 1,011,610
Loudoun County Sanitation
Authority Revenue
  6.25%, 1/1/16 AAA............     500,000      544,110
Lynchburg General Obligation
  5%, 5/1/18 AA................   1,000,000    1,006,820
Lynchburg Industrial
Development Authority Revenue
  5.2%, 1/1/18 A+..............     500,000      503,330
Manassas General Obligation
  5%, 1/1/14 AAA...............   1,000,000    1,021,230
Metropolitan Washington D.C.
Airport Authority Revenue
  6.5%, 10/1/06 AAA............     300,000      329,811
Newport News General Obligation
  5%, 3/1/18 AA................     795,000      799,683
Norfolk General Obligation
  5.75%, 6/1/13 AAA............     500,000      540,265
Norfolk Water Revenue
  5.75%, 11/1/12 AAA...........     500,000      544,380
  5.875%, 11/1/15 AAA..........     500,000      545,400
Portsmouth Redevelopment and
Housing Authority Revenue
  6.05%, 12/1/08 AAA...........     500,000      537,780
Potomac and Rappahannock
Transportation District
Commission Revenue
  6.7%, 3/1/00^ AAA............     600,000      634,320
Prince William County
Industrial Development
Authority Revenue
  7.25%, 3/1/00^ NR............     250,000      265,858
Prince William County Park
Authority Revenue
  6.875%, 10/15/16 A-..........     500,000      567,485
Rappanhannock Jail Facilities
Revenue
  5%, 12/1/20 AAA..............   1,000,000    1,000,000
Richmond Metro Authority
Revenue
  6.375%, 7/15/02^ AAA.........     500,000      552,675
Richmond Public Utilities
Revenue
  5.25%, 1/15/18 A+............   1,000,000    1,024,400
Upper Occoquan Sewer Authority
Revenue
  5.15%, 7/1/20 AAA............     500,000      515,155

                            STATEMENT OF NET ASSETS
                         VIRGINIA PORTFOLIO (continued)

                               December 31, 1998

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Virginia Beach General
Obligation
  6.5%, 8/1/01^ AA.............  $  500,000  $   544,565
  5%, 8/1/17 AA................   1,075,000    1,082,482
Virginia College Building
Authority Revenue
  6.625%, 5/1/13 A-............     300,000      332,526
Virginia Housing Development
Authority Revenue
  6.625%, 7/1/13 A+............     275,000      286,533
  5.95%, 7/1/13 AA+............     500,000      521,665
  5.75%, 1/1/19 AAA............   1,000,000    1,032,550
Virginia Port Authority Revenue
  5.9%, 7/1/16 AA..............     500,000      531,310
Virginia Public Building
Authority Revenue
  5.2%, 8/1/16 AA..............   1,000,000    1,024,290
Virginia Public School
Authority Revenue
  6.2%, 8/1/13 AA..............     320,000      356,112
  5%, 8/1/18 AA+...............   1,000,000    1,011,360
Virginia Resource Authority
Revenue
  6.75%, 10/1/04^ AA...........     240,000      274,910

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Virginia Transportation Board
Revenue
  5.125%, 5/15/17 AA...........  $  500,000  $   508,160
                                             -----------
TOTAL INVESTMENTS 97.8% OF NET
ASSETS
  (Cost $31,749,298*)......................   33,784,085
OTHER ASSETS LESS LIABILITIES 2.2%.........      758,901
                                             -----------
NET ASSETS (NOTE 5) 100.0%.................  $34,542,986
                                             -----------
                                             -----------
NET ASSET VALUE PER SHARE
  (Based on 3,024,087 Shares
  Outstanding).............................       $11.42
                                             -----------
                                             -----------

---------

^   Date represents pre-refunded date.

*    Same cost is used for Federal income tax purposes.

NR  Not Rated

Security ratings are unaudited.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                            STATEMENT OF NET ASSETS
                               MARYLAND PORTFOLIO

                               December 31, 1998

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------

Anne Arundel County Water and
Sewer General Obligation
  6.2%, 8/1/12 AA+.............  $  725,000  $   805,178
  6%, 7/15/13 AA+..............     500,000      536,735
  6.3%, 8/1/16 AA+.............     500,000      554,495
  6.3%, 8/1/19 AA+.............     725,000      808,846
Anne Arundel County Pollution
Control Revenue
  6.%, 4/1/24 A................   1,230,000    1,316,260
Anne Arundel County Solid Waste
Project General Obligation
  5.5%, 9/1/15 AA1.............     500,000      520,110
Baltimore City General
Obligation
  6.4%, 10/15/02^ AAA..........     465,000      508,975
  5.5%, 10/15/10 AAA...........   1,000,000    1,085,360
Baltimore Wastewater Project
Revenue
  6%, 7/1/15 AAA...............     500,000      577,170
Baltimore County General
Obligation
  6.125%, 7/1/02^ AAA..........     500,000      548,180
  5.5%, 6/1/12 AAA.............   1,000,000    1,072,230
Baltimore Port Facility Revenue
  6.5%, 12/1/10 AA-............     400,000      435,228
Carroll County General
Obligation
  7.1%, 10/1/00^ AA............     235,000      254,275
  7.25%, 10/1/00^ AA...........     300,000      325,365
  5.3%, 11/1/15 AA.............   1,000,000    1,036,310
  6.5%, 10/1/24 AA.............     225,000      258,460
Frederick County General
Obligation
  6.125%, 12/1/07 AAA..........     500,000      546,620
  5.6%, 7/1/11 AA..............     500,000      549,260
City of Frederick General
Obligation
  6%, 10/1/11 AAA..............     300,000      332,196
Harford County General
Obligation
  5%, 3/1/14 AA-...............     500,000      508,425
Howard County Metropolitan
District General Obligation
  6%, 8/15/19 AAA..............     810,000      847,438
Howard County Public
Improvement General Obligation
  6%, 5/15/03^ AA+.............     500,000      543,900
  5.5%, 2/15/04^ AA+...........   1,000,000    1,081,800

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Howard County Special
Facilities Revenue
  6.1%, 2/15/13 AA-............  $  500,000  $   545,155
Laurel General Obligation
  6.7%, 7/1/01^ AAA............     600,000      655,068
Maryland Community Development
Administration Revenue
  6.6%, 4/1/06 AA..............     200,000      210,728
  7.375%, 4/1/10 AA............     495,000      515,409
  7.25%, 4/1/11 AA.............     200,000      210,654
  7.15%, 4/1/11 AA.............     405,000      425,732
  7.7%, 5/15/20 AA.............     250,000      263,985
  7.25%, 4/1/27 AA.............     385,000      402,756
Maryland General Obligation
  5%, 10/15/11 AAA.............   1,000,000    1,054,750
  5%, 3/1/12 AAA...............   1,500,000    1,572,450
Maryland Health and Higher
Education Facilities Authority
Revenue
  5.7%, 7/1/09 A...............     500,000      557,755
  5.25%, 7/1/13 AAA............     500,000      530,845
  6.125%, 7/1/14 AAA...........     500,000      552,065
  5.5%, 10/1/16 AAA............   1,000,000    1,070,810
  6.125%, 7/1/19 AAA...........     500,000      545,115
  5%, 7/1/19 A2................     500,000      498,730
  5%, 7/1/27 AAA...............   1,500,000    1,497,735
Maryland Health and Higher
Education Facilities Authority
  4.2%, 7/1/32+ VMIG1..........     400,000      400,000
Maryland Industrial Development
Revenue
  7.125%, 7/1/06 A-............     300,000      306,000
Maryland Stadium Authority
Sports Revenue
  7.5%, 12/15/10 AA-...........     695,000      732,773
  5.55%, 3/1/13 AAA............     500,000      536,410
  5.875%, 12/15/13 AAA.........   1,000,000    1,101,670
  5.375%, 12/15/15 AA..........     500,000      518,985
  7.6%, 12/15/19 AA-...........     500,000      526,375
Maryland Water Quality Finance
Administration Revenue
  6%, 9/1/15 AA................   1,000,000    1,074,740
Montgomery County Housing
Opportunity Commission Revenue
  6.7%, 7/1/11 AA..............     345,000      363,637
  7.8%, 7/1/12 NR..............     200,000      214,926
  7.375%, 7/1/17 AA............     175,000      179,762
  6.65%, 7/1/17 AA.............     170,000      182,617
  7%, 7/1/23 A.................     250,000      263,555

                            STATEMENT OF NET ASSETS
                         MARYLAND PORTFOLIO (continued)

                               December 31, 1998

                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Montgomery County Waste
Disposal Authority Revenue
  5.875%, 6/1/13 AAA...........  $  250,000  $   267,782
North East Maryland Waste
Disposal Authority Revenue
  6.2%, 7/1/10 A...............     500,000      540,975
  6.3%, 7/1/16 A...............   1,000,000    1,073,270
Prince Georges County
Dimensions Health Care Revenue
  5.375%, 7/1/14 A.............     500,000      507,395
Prince Georges County General
Obligation
  5.25%, 3/15/15 AAA...........   1,000,000    1,042,460
Prince Georges County Housing
Authority Revenue
  6.35%, 7/20/20 AAA...........     700,000      739,102
Prince Georges County Pollution
Control Revenue
  5.75%, 3/15/10 A.............   1,000,000    1,125,890
Prince Georges County Solid
Waste Management System Revenue
  7%, 6/30/00^ AAA.............     250,000      267,975
St. Mary's County General
Obligation
  5.85%, 11/1/18 AAA...........     500,000      538,870
University of Maryland System
Auxiliary Revenue
  6.375%, 4/1/09 AA+...........     500,000      555,025
  5.6%, 4/1/12 AA+.............   1,000,000    1,070,730
  5.125%, 4/1/15 AA+...........   1,000,000    1,032,140
  5.6%, 4/1/16 AA+.............   1,000,000    1,059,480
                                    Face        Value
                                   Value      (Note 1)
                                 ----------  -----------
Washington County General
Obligation
  5.125%, 1/1/12 AAA...........  $  500,000  $   522,100
  5.25%, 1/1/16 AAA............     500,000      513,710
Washington, D.C. Metropolitan
Area Transportation Authority
Revenue
  6%, 7/1/10 AAA...............     275,000      317,067
Washington Suburban Sanitary
District General Obligation
  6.2%, 6/1/12 AA..............     900,000      971,712
                                             -----------
TOTAL INVESTMENTS 97.6% OF NET
ASSETS
  (Cost $41,759,630*)......................   44,709,691
OTHER ASSETS LESS LIABILITIES 2.4%.........    1,117,348
                                             -----------
NET ASSETS (NOTE 5) 100.0%.................  $45,827,039
                                             -----------
                                             -----------
NET ASSET VALUE PER SHARE
  (Based on 4,079,234 Shares
  Outstanding).............................       $11.23
                                             -----------
                                             -----------

---------

^  Date represents
   pre-refunded date.

+  Daily or Weekly Tender
   Bond

NR Not Rated

*  Same cost is used for
   Federal income tax
   purposes.

Security ratings are
unaudited.

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                            STATEMENTS OF OPERATIONS

                      For the Year Ended December 31, 1998

                                                                             Money
                                                                            Market      Virginia    Maryland
                                                                           Portfolio   Portfolio   Portfolio
                                                                          -----------  ----------  ----------

INVESTMENT INCOME (Note 1)..............................................   $ 635,148   $1,767,035  $2,542,993
                                                                          -----------  ----------  ----------
EXPENSES
  Investment Advisory Fee (Note 2)......................................      92,105      204,458     288,928
  Administrative Fee (Note 2)...........................................      46,053       98,140     138,690
  Other Fees............................................................         232           --          --
                                                                          -----------  ----------  ----------
    Total Expenses......................................................     138,390      302,598     427,618
                                                                          -----------  ----------  ----------
NET INVESTMENT INCOME...................................................     496,758    1,464,437   2,115,375
                                                                          -----------  ----------  ----------
Net Realized Gain on Investment Transactions............................          --      515,403      98,804
Change in Net Unrealized Appreciation of Investments....................          --     (155,249)    454,108
                                                                          -----------  ----------  ----------
NET GAIN ON INVESTMENTS.................................................          --      360,154     552,912
                                                                          -----------  ----------  ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................   $ 496,758   $1,824,591  $2,668,287
                                                                          -----------  ----------  ----------
                                                                          -----------  ----------  ----------

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                        For the Years Ended December 31,

                                                  Money Market                      Virginia                Maryland
                                                    Portfolio                       Portfolio              Portfolio
                                          -----------------------------   -----------------------------   ------------
                                              1998            1997            1998            1997            1998
                                          -------------   -------------   -------------   -------------   ------------
FROM INVESTMENT
  ACTIVITIES
  Net Investment Income.................  $     496,758   $     574,669   $   1,464,437   $   1,518,094   $  2,115,375
  Net Realized Gain on Investment
    Transactions........................             --              --         515,403          70,517         98,804
  Change in Net Unrealized Appreciation
    of Investments......................             --              --        (155,249)      1,026,639        454,108
                                          -------------   -------------   -------------   -------------   ------------
  Net Increase in Net Assets Resulting
    from Operations.....................        496,758         574,669       1,824,591       2,615,250      2,668,287
                                          -------------   -------------   -------------   -------------   ------------
DISTRIBUTIONS TO
  SHAREHOLDERS
  From Net Investment Income
    (Note 1)............................       (496,758)       (574,669)     (1,464,437)     (1,519,055)    (2,115,375)
  From Net Realized Gain................             --              --        (466,429)        (48,336)            --
                                          -------------   -------------   -------------   -------------   ------------
  Total Distributions to Shareholders...       (496,758)       (574,669)     (1,930,866)     (1,567,391)    (2,115,375)
                                          -------------   -------------   -------------   -------------   ------------
FROM SHARE
  TRANSACTIONS
  Net Proceeds from Sales of Shares.....     35,657,860      31,756,045      11,697,514      12,324,705      8,091,036
  Reinvestment of Distributions.........        473,977         547,728       1,651,857       1,308,417      1,783,553
  Cost of Shares Redeemed...............    (35,526,092)    (32,016,149)    (11,607,428)    (14,128,407)    (9,944,519)
                                          -------------   -------------   -------------   -------------   ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Share Transactions...        605,745         287,624       1,741,943        (495,285)       (69,930)
                                          -------------   -------------   -------------   -------------   ------------
  TOTAL INCREASE IN NET ASSETS..........        605,745         287,624       1,635,668         552,574        482,982

NET ASSETS - Beginning of Year..........     19,177,146      18,889,522      32,907,318      32,354,744     45,344,057
                                          -------------   -------------   -------------   -------------   ------------
NET ASSETS - End of Year................  $  19,782,891   $  19,177,146   $  34,542,986   $  32,907,318   $ 45,827,039
                                          -------------   -------------   -------------   -------------   ------------
                                          -------------   -------------   -------------   -------------   ------------
SHARES
  Sold..................................     35,657,860      31,756,045       1,018,080       1,104,589        724,881
  Issued in Reinvestment of
    Distributions.......................        473,977         547,728         143,753         116,812        159,779
  Redeemed..............................    (35,526,092)    (32,016,149)     (1,009,987)     (1,266,554)      (890,970)
                                          -------------   -------------   -------------   -------------   ------------
  Net Increase (Decrease) in Shares.....        605,745         287,624         151,846         (45,153)        (6,310)
                                          -------------   -------------   -------------   -------------   ------------
                                          -------------   -------------   -------------   -------------   ------------

                                              1997
                                          ------------
FROM INVESTMENT
  ACTIVITIES
  Net Investment Income.................  $  2,149,276
  Net Realized Gain on Investment
    Transactions........................       326,372
  Change in Net Unrealized Appreciation
    of Investments......................       986,054
                                          ------------
  Net Increase in Net Assets Resulting
    from Operations.....................     3,461,702
                                          ------------
DISTRIBUTIONS TO
  SHAREHOLDERS
  From Net Investment Income
    (Note 1)............................    (2,151,344)
  From Net Realized Gain................            --
                                          ------------
  Total Distributions to Shareholders...    (2,151,344)
                                          ------------
FROM SHARE
  TRANSACTIONS
  Net Proceeds from Sales of Shares.....     6,860,756
  Reinvestment of Distributions.........     1,803,253
  Cost of Shares Redeemed...............    (9,040,667)
                                          ------------
  Net Increase (Decrease) in Net Assets
    Resulting from Share Transactions...      (376,658)
                                          ------------
  TOTAL INCREASE IN NET ASSETS..........       933,700
NET ASSETS - Beginning of Year..........    44,410,357
                                          ------------
NET ASSETS - End of Year................  $ 45,344,057
                                          ------------
                                          ------------
SHARES
  Sold..................................       633,250
  Issued in Reinvestment of
    Distributions.......................       165,933
  Redeemed..............................      (830,133)
                                          ------------
  Net Increase (Decrease) in Shares.....       (30,950)
                                          ------------
                                          ------------

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                              FINANCIAL HIGHLIGHTS

                             MONEY MARKET PORTFOLIO

                                                        For the Years Ended December 31,
                                              -----------------------------------------------------
                                                1998       1997       1996       1995       1994
                                              ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year.......  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                              ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income...................       0.03       0.03       0.03       0.03       0.02
                                              ---------  ---------  ---------  ---------  ---------
      Total from Investment Operations......       0.03       0.03       0.03       0.03       0.02
                                              ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income..............      (0.03)     (0.03)     (0.03)     (0.03)     (0.02)
                                              ---------  ---------  ---------  ---------  ---------
      Total Distributions to Shareholders...      (0.03)     (0.03)     (0.03)     (0.03)     (0.02)
                                              ---------  ---------  ---------  ---------  ---------
  Net Increase in Net Asset Value...........       0.00       0.00       0.00       0.00       0.00
                                              ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Year.............  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                                              ---------  ---------  ---------  ---------  ---------
                                              ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN.....................      2.73%      2.93%      2.69%      3.09%      2.02%

RATIOS TO AVERAGE NET ASSETS:
  Expenses..................................      0.75%      0.75%      0.75%      0.75%      0.75%
  Net Investment Income.....................      2.70%      2.89%      2.67%      3.04%      1.99%

SUPPLEMENTARY DATA:
  Net Assets at End of Year (in
    thousands)..............................  $  19,783  $  19,177  $  18,890  $  20,772  $  25,586
  Number of Shares Outstanding at End of
    Year
    (in thousands)..........................     19,783     19,177     18,890     20,792     25,604

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                              FINANCIAL HIGHLIGHTS

                               VIRGINIA PORTFOLIO

                                                             For the Years Ended December 31,
                                                   -----------------------------------------------------
                                                     1998       1997       1996       1995       1994
                                                   ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year............  $   11.46  $   11.09  $   11.31  $   10.36  $   11.51
                                                   ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income........................       0.52       0.52       0.53       0.56       0.58
    Net Realized and Unrealized Gain (Loss) on
      Investments................................       0.12       0.39      (0.22)      0.95      (1.15)
                                                   ---------  ---------  ---------  ---------  ---------
      Total from Investment Operations...........       0.64       0.91       0.31       1.51      (0.57)
                                                   ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income...................      (0.52)     (0.52)     (0.53)     (0.56)     (0.58)
    From Net Realized Gain.......................      (0.16)     (0.02)        --         --         --
                                                   ---------  ---------  ---------  ---------  ---------
      Total Distributions to Shareholders........      (0.68)     (0.54)     (0.53)     (0.56)     (0.58)
                                                   ---------  ---------  ---------  ---------  ---------
  Net Increase (Decrease) in Net Asset Value.....      (0.04)      0.37      (0.22)      0.95      (1.15)
                                                   ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Year..................  $   11.42  $   11.46  $   11.09  $   11.31  $   10.36
                                                   ---------  ---------  ---------  ---------  ---------
                                                   ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN..........................      5.64%      8.45%      2.91%     14.92%      (5.02)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses.......................................      0.93%      0.93%      0.93%      0.77%      0.55%
  Expenses Before Reimbursement from Adviser.....      0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income..........................      4.48%      4.70%      4.84%      5.17%      5.35%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate........................        25%        27%        46%        55%        33%
  Net Assets at End of Year (in thousands).......  $  34,543  $  32,907  $  32,355  $  33,468  $  27,929
  Number of Shares Outstanding at End of Year (in
    thousands)...................................      3,024      2,872      2,917      2,958      2,697

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.
                              FINANCIAL HIGHLIGHTS

                               MARYLAND PORTFOLIO

                                                             For the Years Ended December 31,
                                                   -----------------------------------------------------
                                                     1998       1997       1996       1995       1994
                                                   ---------  ---------  ---------  ---------  ---------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value - Beginning of Year............  $   11.10  $   10.79  $   10.98  $   10.11  $   11.27
                                                   ---------  ---------  ---------  ---------  ---------
  Income from Investment Operations:
    Net Investment Income........................       0.51       0.51       0.53       0.55       0.57
    Net Realized and Unrealized Gain (Loss) on
      Investments................................       0.13       0.31      (0.19)      0.87      (1.16)
                                                   ---------  ---------  ---------  ---------  ---------
      Total from Investment Operations...........       0.64       0.82       0.34       1.42      (0.59)
                                                   ---------  ---------  ---------  ---------  ---------
  Distributions to Shareholders:
    From Net Investment Income...................      (0.51)     (0.51)     (0.53)     (0.55)     (0.57)
                                                   ---------  ---------  ---------  ---------  ---------
      Total Distributions to Shareholders........      (0.51)     (0.51)     (0.53)     (0.55)     (0.57)
                                                   ---------  ---------  ---------  ---------  ---------
  Net Increase (Decrease) in Net Asset Value.....       0.13       0.31      (0.19)      0.87      (1.16)
                                                   ---------  ---------  ---------  ---------  ---------
  Net Asset Value - End of Year..................  $   11.23  $   11.10  $   10.79  $   10.98  $   10.11
                                                   ---------  ---------  ---------  ---------  ---------
                                                   ---------  ---------  ---------  ---------  ---------

TOTAL INVESTMENT RETURN..........................      5.90%      7.85%      3.21%     14.35%    (5.24)%

RATIOS TO AVERAGE NET ASSETS:
  Expenses.......................................      0.93%      0.93%      0.93%      0.77%      0.55%
  Expenses Before Reimbursement from Adviser.....      0.93%      0.93%      0.93%      0.93%      0.93%
  Net Investment Income..........................      4.58%      4.73%      4.92%      5.16%      5.36%

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate........................         5%        22%        31%        37%        38%
  Net Assets at End of Year (in thousands).......  $  45,827  $  45,344  $  44,410  $  49,725  $  44,385
  Number of Shares Outstanding at End of Year (in
    thousands)...................................      4,079      4,086      4,116      4,527      4,391

                       See Notes to Financial Statements.

                       FUND FOR TAX-FREE INVESTORS, INC.

                         NOTES TO FINANCIAL STATEMENTS

                               December 31, 1998

1. SIGNIFICANT ACCOUNTING POLICIES

Fund for Tax-Free Investors, Inc. (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end, investment company. The Fund consists of three separate portfolios which invest primarily in securities exempt from Federal income taxes. On December 31, 1998, there were 200,000,000 shares of $0.001 par value capital stock authorized. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Fund consistently follows:

    (a) Securities of the Money Market Portfolio are valued at amortized cost, which approximates market value. Securities of the Virginia and Maryland Portfolios are valued by a pricing service. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.

    (b) Investment income is recorded as earned.

    (c) Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment. Net capital gains, if any, will be distributed to shareholders annually.

    (d) The Fund complies with the provisions of the Internal Revenue Code applicable to regulated investment companies and distributes all net investment income to its shareholders. Therefore, no Federal income tax provision is required. The Fund also meets the requirements that allow it to designate distributions from interest income on obligations which are exempt from Federal income tax as exempt-interest dividends.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Associates (the "Adviser") under an agreement whereby the Fund pays a fee at an annual rate of 0.50% of the average daily net assets of the Money Market Portfolio and 0.625% of the average daily net assets of the Virginia Portfolio and of the Maryland Portfolio. The Adviser has agreed to reimburse the Fund for expenses, including investment advisory fee, excluding interest and extraordinary legal expenses, which exceed one percent of the average daily net assets per annum. No reimbursement was required for the year ended December 31, 1998. Certain Officers and Directors of the Fund are also affiliated with the Adviser.

Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Adviser, provides transfer agency, dividend disbursing and other shareholder services to the Fund. In addition, Rushmore Trust serves as custodian of the Fund's assets and pays the operating expenses of the Fund. For these services, Rushmore Trust receives an annual fee of 0.25% of the average daily net assets of the Money Market Portfolio, and 0.30% of the average daily net assets of the Virginia and Maryland Portfolios. The Fund has an agreement with Rushmore Trust to receive short-term borrowings to cover share redemptions. No borrowings were outstanding at December 31, 1998.

3. SECURITIES TRANSACTIONS

Security transactions are recorded on the trade date. For the year ended December 31, 1998, purchases and sales (including maturities), of securities, excluding short-term securities, were as follows:

                                                                Virginia      Maryland
                                                               Portfolio     Portfolio
                                                              ------------  ------------
Purchases...................................................  $  9,621,041  $  2,289,225
                                                              ------------  ------------
                                                              ------------  ------------
Sales.......................................................  $  7,867,684  $  2,985,792
                                                              ------------  ------------
                                                              ------------  ------------

4. NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

As of December 31, 1998, net unrealized appreciation of investments in the Virginia Portfolio for Federal income tax purposes aggregated $2,034,787 of which $2,051,025 related to appreciated investments and $16,238 related to depreciated investments. In the Maryland Portfolio, net unrealized appreciation of investments for Federal income tax purposes totaled $2,950,061 of which $2,965,590 related to appreciated investments and $15,529 related to depreciated investments.

5. NET ASSETS

At December 31, 1998, net assets consisted of the following:

                                                                Money Market     Virginia       Maryland
                                                                  Portfolio      Portfolio      Portfolio
                                                                -------------  -------------  -------------
Paid-in-Capital...............................................   $19,782,891   $  32,459,225  $  42,908,592
Accumulated Net Realized Gain (Loss) on Investments...........            --          48,974        (31,614)
Net Unrealized Appreciation of Investments....................            --       2,034,787      2,950,061
                                                                -------------  -------------  -------------
NET ASSETS....................................................   $19,782,891   $  34,542,986  $  45,827,039
                                                                -------------  -------------  -------------
                                                                -------------  -------------  -------------

6. CAPITAL LOSS CARRYOVERS

At December 31, 1998, for Federal income tax purposes, the Maryland Portfolio had capital loss carryforwards which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                                                Maryland
                                                                                Portfolio
                                                                               -----------
Expires December 31, 2002....................................................   $  31,614

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Directors
of Fund for Tax-Free Investors, Inc.:

We have audited the statements of net assets of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc. (the "Fund") as of December 31, 1998, the related statements of operations for the year then ended and of changes in net assets for the years ended December 31, 1998 and 1997, and the financial highlights for each of the five years in the period ended December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the net assets of the Money Market, Virginia and Maryland Portfolios of Fund for Tax-Free Investors, Inc. at December 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

                [LOGO]

Princeton, New Jersey
January 27, 1999